Document And Entity Information	Jul. 15, 2025
Document Information [Line Items]
Entity, Registrant Name	STOCK YARDS BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Jul. 15, 2025
Entity, Incorporation, State or Country Code	KY
Entity, File Number	001-13661
Entity, Tax Identification Number	61-1137529
Entity, Address, Address Line One	1040 East Main Street
Entity, Address, City or Town	Louisville
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	40206
City Area Code	502
Local Phone Number	582-2571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	SYBT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000835324